Exhibit 1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”)

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

German American Capital Corporation

Deutsche Bank Securities Inc.

Bank of America, N.A.

BofA Securities, Inc.

(collectively, the “Specified Parties”)

Re:	CHI Commercial Mortgage Trust 2026-FRKLN (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2026-FRKLN (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 11 August 2026. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

11 August 2026

Attachment A Page 1 of 6

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of a floating rate commercial mortgage loan (the “Mortgage Loan”) and
b.	The Mortgage Loan will be secured primarily by a commercial property (the “Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Property that is expected to be as of 19 August 2026 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Attachment A Page 2 of 6

3. (continued)

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date,
b.	Initial Maturity Date and
c.	Fully Extended Maturity Date,

as shown on the Final Data File, we recalculated the:

i.	Original Mortgage Loan Term and
ii.	Original Loan Term (Including Extension Options)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning,
b.	Original Mortgage Loan Term and
c.	Original Loan Term (Including Extension Options),

as shown on the Final Data File, we recalculated the:

i.	Remaining Term to Original Maturity and
ii.	Remaining Term (Including Extension Options)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 6

7.	The applicable Source Document(s) indicate that the Mortgage Loan is interest-only for its entire term, including during any extension period option(s). Based on this information, the Depositor instructed us to:
a.	Use “0” for the:
i.	Original Mortgage Loan Amortization Term,
ii.	Amortization Term and
iii.	Amortization Term (Including Extension Options),
b.	Use the “Original Mortgage Loan Term,” as shown on the Final Data File, for the “IO Period” of the Mortgage Loan and
c.	Use the “Original Mortgage Loan Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan as of the Reference Date (the “Cut-off Date Mortgage Loan Balance”) and
ii.	Principal balance of the Mortgage Loan as of the “Initial Maturity Date” of the Mortgage Loan (the “Maturity Date Mortgage Loan Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Mortgage Loan Spread,
b.	SOFR Floor,
c.	SOFR Rounding Methodology and
d.	SOFR Cap Strike Price,

as shown on the Final Data File, and a SOFR assumption of 3.67000% provided by the Depositor, we recalculated the:

i.	Mortgage Loan Interest Rate (At Assumed SOFR) and
ii.	Assumed Mortgage Loan Interest Rate @ SOFR Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 6

9.	Using the:
a.	Original Mortgage Loan Balance,
b.	Mortgage Loan Interest Rate (At Assumed SOFR),
c.	Assumed Mortgage Loan Interest Rate @ SOFR Cap and
d.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Annual Debt Service,
ii.	Mortgage Loan Monthly Debt Service,
iii.	Mortgage Loan Annual Debt Service @ SOFR Cap and
iv.	Mortgage Loan Monthly Debt Service @ SOFR Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service” of the Mortgage Loan as the product, rounded to two decimal places, of:

a.	The “Original Mortgage Loan Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate (At Assumed SOFR),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service” of the Mortgage Loan as 1/12th of the “Mortgage Loan Annual Debt Service,” as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service @ SOFR Cap” of the Mortgage Loan as the product, rounded to two decimal places, of:

a.	The “Original Mortgage Loan Balance,” as shown on the Final Data File,
b.	The “Assumed Mortgage Loan Interest Rate @ SOFR Cap,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service @ SOFR Cap” of the Mortgage Loan as 1/12th of the “Mortgage Loan Annual Debt Service @ SOFR Cap,” as shown on the Final Data File.

Attachment A Page 5 of 6

10.	Using the:
a.	Cut-off Date Mortgage Loan Balance,
b.	Maturity Date Mortgage Loan Balance,
c.	Mortgage Loan Annual Debt Service,
d.	Mortgage Loan Annual Debt Service @ SOFR Cap,
e.	Underwritten In-Place NOI,
f.	Underwritten In-Place NCF,
g.	Appraised Value and
h.	Units,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Mortgage Loan Cut-off Date LTV,
ii.	Mortgage Loan Maturity Date LTV,
iii.	Mortgage Loan Underwritten In-Place NOI DY,
iv.	Mortgage Loan Underwritten In-Place NCF DY,
v.	Mortgage Loan Underwritten In-Place NOI DSCR,
vi.	Mortgage Loan Underwritten In-Place NCF DSCR,
vii.	Mortgage Loan Underwritten In-Place NOI DSCR At SOFR Cap,
viii.	Mortgage Loan Underwritten In-Place NCF DSCR At SOFR Cap and
ix.	Cut-off Date Mortgage Loan Balance Per SF

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iv. above to the nearest 1/10th of one percent and
b.	Round the characteristic listed in v. through ix. above to two decimal places.

11.	Using the:
a.	Units,
b.	SF1,
c.	SF2,
d.	SF3,
e.	SF4 and
f.	SF5,

as shown on the Final Data File, we recalculated the:

i.	Space Pct 1,
ii.	Space Pct 2,
iii.	Space Pct 3,
iv.	Space Pct 4 and
v.	Space Pct 5

of the Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 6

12.	Using the:
a.	Master Servicer Fee Rate and
b.	Primary Servicer Fee Rate,

as shown on the Final Data File, we recalculated the “Servicing Fee Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the:
a.	Servicing Fee Rate,
b.	Trustee/Cert Admin Fee Rate,
c.	Operating Advisor Fee and
d.	CREFC Fee Rate,

as shown on the Final Data File, we recalculated the “Total Admin Fee Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the:
a.	Total Admin Fee Rate and
b.	Mortgage Loan Interest Rate (At Assumed SOFR),

as shown on the Final Data File, we recalculated the “Net Mortgage Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Promissory Notes (see Note 1)	5 August 2026

Mortgage Loan Agreement (see Note 1)	11 August 2026

Deposit Account Control Agreement (see Note 1)	10 August 2026

Cash Management Agreement (see Note 1)	9 August 2026

Non-Consolidation Opinion (see Note 1)	5 August 2026

Environmental Indemnity Agreement (see Note 1)	5 August 2026

Assignment of Management Agreements (see Note 1)	5 August 2026

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	7 August 2026

Engineering Report	29 June 2026

Phase I Environmental Report	29 June 2026

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	1 August 2026

Management Agreement Documents	Various

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Source Document Date

Lease Documents	Various

Leasing Activity Files	Various

Insurance Risk Analysis (see Note 1)	11 August 2026

Market and Submarket Reports	Various

Bloomberg Screenshot(s)	Various

Historical Occupancy Data	Not Dated

Tenant Services Agreement	1 January 2024

Notes:

1.	The indicated provided Source Document(s) are draft document(s) with the Source Document Date reflecting the latest date of receipt. For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A Page 1 of 6

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Property Address	Appraisal Report
Property City	Appraisal Report
State	Appraisal Report
Zip Code	Appraisal Report
Property Type	Appraisal Report
Property Sub Type	Appraisal Report
Class	Appraisal Report
Year Built	Engineering Report
Year Renovated	Appraisal Report
Property Manager	Management Agreement Documents
Units	Underwritten Rent Roll
Unit Type	Underwritten Rent Roll
Occupancy Date	Underwritten Rent Roll
Occupancy %	Underwritten Rent Roll

Third Party Information:

Characteristic	Source Document(s)

Appraised Value	Appraisal Report
Date of Appraisal (Valuation Date)	Appraisal Report
Appraisal Cap Rate	Appraisal Report
Appraisal Firm	Appraisal Report
Environmental Firm	Phase I Environmental Report
Phase I Date	Phase I Environmental Report
Engineering Firm	Engineering Report
Engineering Report Date	Engineering Report
Environmental Insurance	Insurance Risk Analysis
Seismic Insurance	Insurance Risk Analysis

Exhibit 2 to Attachment A Page 2 of 6

Major Tenant Information:

Characteristic	Source Document(s)

Tenant Name 1	Underwritten Rent Roll
SF1	Underwritten Rent Roll
Tenant Lease Expiration Date 1	Underwritten Rent Roll
Tenant Name 2	Underwritten Rent Roll
SF2	Underwritten Rent Roll
Tenant Lease Expiration Date 2	Underwritten Rent Roll
Tenant Name 3	Underwritten Rent Roll
SF3	Underwritten Rent Roll
Tenant Lease Expiration Date 3	Underwritten Rent Roll
Tenant Name 4	Underwritten Rent Roll
SF4	Underwritten Rent Roll
Tenant Lease Expiration Date 4	Underwritten Rent Roll
Tenant Name 5	Underwritten Rent Roll
SF5	Underwritten Rent Roll
Tenant Lease Expiration Date 5	Underwritten Rent Roll

Underwriting Information:

Characteristic	Source Document(s)

4th Most Recent Date	Underwriter’s Summary Report
4th Most Recent Occupancy %	Underwriter’s Summary Report
4th Most Recent Effective Gross Income	Underwriter’s Summary Report
4th Most Recent Expense Total	Underwriter’s Summary Report
4th Most Recent NOI	Underwriter’s Summary Report
4th Most Recent NCF	Underwriter’s Summary Report
3rd Most Recent Date	Underwriter’s Summary Report
3rd Occupancy %	Underwriter’s Summary Report
3rd Most Recent Effective Gross Income	Underwriter’s Summary Report
3rd Most Recent Expense Total	Underwriter’s Summary Report
3rd Most Recent NOI	Underwriter’s Summary Report
3rd Most Recent NCF	Underwriter’s Summary Report
2nd Most Recent Date	Underwriter’s Summary Report
2nd Occupancy %	Underwriter’s Summary Report
2nd Most Recent Effective Gross Income	Underwriter’s Summary Report
2nd Most Recent Expense Total	Underwriter’s Summary Report
2nd Most Recent NOI	Underwriter’s Summary Report
2nd Most Recent NCF	Underwriter’s Summary Report
TTM Date	Underwriter’s Summary Report
TTM Occupancy %	Underwriter’s Summary Report
TTM Effective Gross Income	Underwriter’s Summary Report
TTM Expense Total	Underwriter’s Summary Report
TTM NOI	Underwriter’s Summary Report
TTM NCF	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 6

Underwriting Information: (continued)

Characteristic	Source Document(s)

Underwritten In-Place Effective Gross Income	Underwriter’s Summary Report
Underwritten In-Place Expense Total	Underwriter’s Summary Report
Underwritten In-Place NOI	Underwriter’s Summary Report
Underwritten In-Place Replacement Reserves	Underwriter’s Summary Report
Underwritten In-Place TI/LC	Underwriter’s Summary Report
Underwritten In-Place NCF	Underwriter’s Summary Report
Underwritten In-Place Economic Occupancy	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Reserve	Mortgage Loan Agreement
Monthly Tax Reserve	Mortgage Loan Agreement
Tax Reserve Cap	Mortgage Loan Agreement
Initial Insurance Reserve	Mortgage Loan Agreement
Monthly Insurance Reserve	Mortgage Loan Agreement
Insurance Reserve Cap	Mortgage Loan Agreement
Initial Replacement Reserves	Mortgage Loan Agreement
Monthly Replacement Reserves	Mortgage Loan Agreement
Replacement Reserves Cap	Mortgage Loan Agreement
Initial Rollover Reserve	Mortgage Loan Agreement
Monthly Rollover Reserve	Mortgage Loan Agreement
Rollover Reserve Cap	Mortgage Loan Agreement
Other Reserve Monthly Deposit	Mortgage Loan Agreement
Other Reserve Cap	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 4 of 6

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower Entity	Mortgage Loan Agreement
Payment Date	Mortgage Loan Agreement
Extension Options (Yes/No)	Mortgage Loan Agreement
Extension Options Description	Mortgage Loan Agreement
First Extension Fee	Mortgage Loan Agreement
Second Extension Fee	Mortgage Loan Agreement
Third Extension Fee	Mortgage Loan Agreement
Exit Fee	Mortgage Loan Agreement
Assumption Fee	Mortgage Loan Agreement
Substitution Allowed	Mortgage Loan Agreement
SOFR Rounding Methodology	Mortgage Loan Agreement
SOFR Lookback Days	Mortgage Loan Agreement
SOFR Floor	Mortgage Loan Agreement
SOFR Cap after Extension	Mortgage Loan Agreement
Payment Grace Period (Default)	Mortgage Loan Agreement
Payment Grace Period	Mortgage Loan Agreement
Maturity Payment Grace Period (Default)	Mortgage Loan Agreement
Maturity Payment Grace Period	Mortgage Loan Agreement
Rate Type	Mortgage Loan Agreement
Amortization Type	Mortgage Loan Agreement
Accrual Basis	Mortgage Loan Agreement
Interest Accrual Period Start	Mortgage Loan Agreement
Interest Accrual Period End	Mortgage Loan Agreement
Interest Rate Adjustment Frequency	Mortgage Loan Agreement
Partial Prepayments Allowed	Mortgage Loan Agreement
Partial Release Permitted	Mortgage Loan Agreement
Single Purpose Entity	Mortgage Loan Agreement
Non-Consolidation Letter	Non-Consolidation Opinion
TIC Structure	Mortgage Loan Agreement
DST	Mortgage Loan Agreement
Future Debt Permitted?	Mortgage Loan Agreement
LockBox (Yes/No)	Cash Management Agreement
LockBox Type	Cash Management Agreement
Cash Management	Cash Management Agreement
Springing Conditions	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 5 of 6

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Letter of Credit	Mortgage Loan Agreement
Earnout / Holdback	Mortgage Loan Agreement
Additional Debt Permitted	Mortgage Loan Agreement
Condo Structure	Mortgage Loan Agreement
Original Mortgage Loan Balance	Mortgage Loan Agreement

Notes:

1.	For the purpose of comparing the:
a.	Property Address,
b.	Property City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the:
a.	Units,
b.	Unit Type,
c.	Occupancy Date,
d.	Occupancy % and
e.	Major Tenant Information

characteristics, the Depositor instructed us to use the information on the “Rent Roll (Fully Funded)” underwritten rent roll in the applicable Source Document(s).

3.	For the purpose of comparing the “Appraised Value” and “Date of Appraisal (Valuation Date)” characteristics, the Depositor instructed us to use the appraisal value and appraisal valuation date associated with the “Appraised Value Type” appraisal valuation type, respectively, as shown in the applicable Source Document(s).

4.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to show all lease expirations with the corresponding square footage, as shown in the applicable Source Document(s).

5.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/– $1 or less.

Exhibit 2 to Attachment A Page 6 of 6

6.	For the purpose of comparing the:
a.	Underwritten In-Place Effective Gross Income,
b.	Underwritten In-Place Expense Total,
c.	Underwritten In-Place NOI,
d.	Underwritten In-Place Replacement Reserves,
e.	Underwritten In-Place TI/LC,
f.	Underwritten In-Place NCF and
g.	Underwritten In-Place Economic Occupancy

characteristics, the Depositor instructed us to use the applicable “JPM Underwriting (Fully Funded Scenario)” values, as shown in the applicable Source Document(s).

7.	For the purpose of comparing the “Maturity Payment Grace Period” characteristic, the Depositor instructed us to use the “Payment Grace Period,” as shown in the applicable Source Document(s), as the applicable Source Document(s) did not specify a grace period for the payment due on the “Initial Maturity Date” or another maturity date during any extension period.

8.	For the purpose of comparing the “LockBox Type” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) require the borrower(s) or manager(s) to direct tenant(s) to pay rents and/or receipts directly to a lockbox account controlled by the lender(s).

9.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower(s), and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

No.
Property No.
Property Name
Loan Purpose
Sponsor
Guarantor
Appraised Value Type
Phase II Date
Seismic Firm
Seismic Report Date
Seismic PML%
Origination Date
Mortgage Loan Spread
SOFR Cap Strike Price
Partial Release Description
Title Type
Ground Lease Expiration Date
Ground Lease Fully Extended Expiration Date
Ground Lease Payment (monthly)
Additional Debt Type
Future Debt Description
Upfront Required Repairs
Other Reserve Type
Other Reserve Initial Deposit
Primary Servicer Fee Rate
Master Servicer Fee Rate
Trustee/Cert Admin Fee Rate
Operating Advisor Fee
CREFC Fee Rate
First Payment Date
Initial Maturity Date
Fully Extended Maturity Date
Prepayment String

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.